UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 43.6%
		Communication Services: 2.5%
2,053	(1)	Alphabet, Inc. - Class A	$2,478,135	0.6
12,165		AT&T, Inc.	408,501	0.1
21,098	(2)	Auto Trader Group PLC	122,733	0.1
37,907		Comcast Corp. – Class A	1,342,287	0.4
2,703	(1)	Electronic Arts, Inc.	325,684	0.1
10,141	(1)	Facebook, Inc.- Class A	1,667,789	0.4
9,100		Hakuhodo DY Holdings, Inc.	159,827	0.1
7,033		John Wiley & Sons, Inc.	426,200	0.1
13,100		KDDI Corp.	361,386	0.1
1,826	(1)	Live Nation Entertainment, Inc.	99,462	0.0
366	(1)	Netflix, Inc.	136,932	0.0
8,601		Nippon Telegraph & Telephone Corp.	388,166	0.1
13,600		NTT DoCoMo, Inc.	365,535	0.1
24,244		Orange SA	385,761	0.1
1,225		RTL Group SA	87,374	0.0
6,062		TEGNA, Inc.	72,501	0.0
31,475		Spark New Zealand Ltd.	84,481	0.0
5,908	(3)	Telenor ASA	115,535	0.0
3,756		Telephone & Data Systems, Inc.	114,295	0.0
4,143		Verizon Communications, Inc.	221,195	0.1
33,013		Vodafone Group PLC	70,735	0.0
1,418		Walt Disney Co.	165,821	0.1
5,216		WPP PLC	76,386	0.0
			9,676,721	2.5

		Consumer Discretionary: 4.4%
1,700		Aisin Seiki Co., Ltd.	82,823	0.0
1,372	(1)	Amazon.com, Inc.	2,748,116	0.7
2,186		American Eagle Outfitters, Inc.	54,278	0.0
44,054		Barratt Developments PLC	325,339	0.1
799		Bayerische Motoren Werke AG	71,983	0.0
3,796		Berkeley Group Holdings PLC	181,855	0.1
10,724		Best Buy Co., Inc.	851,057	0.2
2,546		Big Lots, Inc.	106,397	0.0
954	(3)	Boyd Gaming Corp.	32,293	0.0
2,228	(3)	Brinker International, Inc.	104,115	0.0
9,465		Brunswick Corp.	634,344	0.2
4,964		Burberry Group PLC	130,352	0.0
2,069	(1)	Burlington Stores, Inc.	337,082	0.1
9,019		Carnival Corp.	575,142	0.2
73		Churchill Downs, Inc.	20,272	0.0
2,193		Cie Generale des Etablissements Michelin SCA	261,747	0.1
180	(3)	Cracker Barrel Old Country Store, Inc.	26,483	0.0
5,662		Dana, Inc.	105,710	0.0
744	(1)	Deckers Outdoor Corp.	88,224	0.0
725		Dick's Sporting Goods, Inc.	25,723	0.0
757		Domino's Pizza, Inc.	223,164	0.1
18,082	(1)	eBay, Inc.	597,068	0.2
3,669		Electrolux AB	80,825	0.0
192	(1)	Five Below, Inc.	24,972	0.0
1,359		Flight Centre Travel Group Ltd.	52,188	0.0
17,000		Galaxy Entertainment Group Ltd.	107,390	0.0
3,104		Gentex Corp.	66,612	0.0
326	(1)	Helen of Troy Ltd.	42,673	0.0
8,379		Home Depot, Inc.	1,735,710	0.5
2,521		Hugo Boss AG	193,953	0.1
904		Jack in the Box, Inc.	75,782	0.0
4,044		KB Home	96,692	0.0
3,481		Kohl's Corp.	259,509	0.1
1,847		Lear Corp.	267,815	0.1
1,769		LVMH Moet Hennessy Louis Vuitton SE	625,113	0.2
4,742		Marriott International, Inc.	626,086	0.2
6,200		Mazda Motor Corp.	74,524	0.0
2,696		McDonald's Corp.	451,014	0.1
5,491	(1)	Michaels Cos, Inc.	89,119	0.0
4,258		Next PLC	304,730	0.1
54	(1)	NVR, Inc.	133,423	0.0
1,225		Pandora A/S	76,499	0.0
9,170		Persimmon PLC	282,321	0.1
11,894		Peugeot S.A.	320,849	0.1
1,377		Ralph Lauren Corp.	189,406	0.1
3,743		Renault S.A.	323,777	0.1
9,370		Ross Stores, Inc.	928,567	0.2
1,551		Royal Caribbean Cruises Ltd.	201,537	0.1
4,271		Service Corp. International	188,778	0.1
900		Shimamura Co., Ltd.	85,373	0.0
2,400		Sony Corp.	145,890	0.0
127,964		Taylor Wimpey PLC	286,027	0.1
1,013	(3)	Thor Industries, Inc.	84,788	0.0
1,347		Toll Brothers, Inc.	44,491	0.0
2,600		Toyota Motor Corp.	161,987	0.0
1,136	(1)	TRI Pointe Group, Inc.	14,086	0.0
9,223		TUI AG	176,922	0.0
2,582	(3)	Tupperware Brands Corp.	86,368	0.0
1,926		Wyndham Destinations, Inc.	83,511	0.0
5,587		Yum! Brands, Inc.	507,914	0.1
			17,080,788	4.4

		Consumer Staples: 3.1%
2,300		Asahi Group Holdings, Ltd.	99,791	0.0
9,812		British American Tobacco PLC	457,443	0.1
1,344		Carlsberg A/S	161,179	0.0
714		Church & Dwight Co., Inc.	42,390	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
5,370		Coca-Cola Co.	$248,040	0.1
2,858		Coca-Cola HBC AG	97,370	0.0
15,664		Diageo PLC	554,949	0.2
1,849		Energizer Holdings, Inc.	108,444	0.0
5,726		Essity AB	143,730	0.0
1,577		Flowers Foods, Inc.	29,427	0.0
3,528		Heineken Holding NV	319,907	0.1
10,727		Imperial Brands PLC	373,280	0.1
1,540		Ingredion, Inc.	161,638	0.0
20,240		Jeronimo Martins SGPS SA	298,330	0.1
7,900		Kirin Holdings Co., Ltd.	202,619	0.1
15,641		Koninklijke Ahold Delhaize NV	358,844	0.1
330		Lamb Weston Holdings, Inc.	21,978	0.0
3,295		Marine Harvest	76,352	0.0
6,044		Nestle SA	503,082	0.1
687		Nu Skin Enterprises, Inc.	56,623	0.0
35,763		Orkla ASA	302,162	0.1
12,679		PepsiCo, Inc.	1,417,512	0.4
13,837		Philip Morris International, Inc.	1,128,269	0.3
1,405	(1)	Post Holdings, Inc.	137,746	0.0
20,229		Procter & Gamble Co.	1,683,660	0.4
6,100		Seven & I Holdings Co., Ltd.	271,968	0.1
1,700		Sundrug Co., Ltd.	60,660	0.0
7,548		Tyson Foods, Inc.	449,333	0.1
7,720		Unilever NV	429,423	0.1
1,579	(1),(3)	United Natural Foods, Inc.	47,291	0.0
10,761	(1)	US Foods Holding Corp.	331,654	0.1
14,257		Walmart, Inc.	1,338,875	0.4
235,500	(2)	WH Group Ltd.	165,334	0.1
			12,079,303	3.1

		Energy: 2.6%
12,014		Anadarko Petroleum Corp.	809,864	0.2
1,381	(1)	Apergy Corp.	60,156	0.0
27,298		BP PLC	209,233	0.1
5,078		Caltex Australia Ltd.	109,704	0.0
13,774		Chevron Corp.	1,684,285	0.4
3,716		ConocoPhillips	287,618	0.1
1,896		Det Norske Oljeselskap ASA	80,283	0.0
2,026	(1)	Dril-Quip, Inc.	105,859	0.0
12,538		ENI S.p.A.	236,336	0.1
2,985		EOG Resources, Inc.	380,797	0.1
1,354		EQT Corp.	59,887	0.0
10,359		Exxon Mobil Corp.	880,722	0.2
8,284	(1)	Gulfport Energy Corp.	86,236	0.0
16,362		Halliburton Co.	663,152	0.2
708		HollyFrontier Corp.	49,489	0.0
30,000		Inpex Corp.	374,837	0.1
16,300		JXTG Holdings, Inc.	123,290	0.0
1,492		Marathon Oil Corp.	34,734	0.0
6,969		Marathon Petroleum Corp.	557,311	0.2
6,672	(1)	McDermott International, Inc.	122,965	0.0
1,104		Murphy Oil Corp.	36,807	0.0
2,608		Neste Oyj	214,965	0.1
1,334	(1)	Newfield Exploration Co.	38,459	0.0
1,824		Occidental Petroleum Corp.	149,878	0.1
1,758		OMV AG	98,622	0.0
3,645		Patterson-UTI Energy, Inc.	62,366	0.0
6,512		PBF Energy, Inc.	325,014	0.1
7,981	(1)	QEP Resources, Inc.	90,345	0.0
20,458		Repsol SA	407,264	0.1
17,857	(3)	Royal Dutch Shell PLC - Class A	612,292	0.2
20,698	(1)	Southwestern Energy Co.	105,767	0.0
3,277		Equinor ASA	92,137	0.0
2,322		Total SA	150,978	0.0
8,343		Valero Energy Corp.	949,016	0.3
898		World Fuel Services Corp.	24,857	0.0
1,032	(1)	WPX Energy, Inc.	20,764	0.0
			10,296,289	2.6

		Financials: 6.8%
14,522		Aegon NV	94,256	0.0
2,226		Affiliated Managers Group, Inc.	304,339	0.1
3,602		Aflac, Inc.	169,546	0.1
7,600		AIA Group Ltd.	67,769	0.0
32		Alleghany Corp.	20,881	0.0
2,794		Allianz SE	621,851	0.2
5,370		Allstate Corp.	530,019	0.1
612		American Financial Group, Inc.	67,914	0.0
5,584		Ameriprise Financial, Inc.	824,533	0.2
82,696		AMP Ltd.	190,635	0.0
2,953		ASX Ltd.	135,829	0.0
425	(1)	Athene Holding Ltd.	21,956	0.0
57,603		Aviva PLC	367,536	0.1
7,681		AXA S.A.	205,818	0.1
17,494		Banco Santander SA	87,586	0.0
60,195		Bank of America Corp.	1,773,345	0.5
5,272		Bank of New York Mellon Corp.	268,819	0.1
2,263		Bank OZK	85,903	0.0
167,138		Barclays PLC	370,718	0.1
4,868	(1)	Berkshire Hathaway, Inc. – Class B	1,042,287	0.3
5,571		BNP Paribas	341,149	0.1
28,000		BOC Hong Kong Holdings Ltd.	132,897	0.0
2,526		Cathay General Bancorp.	104,677	0.0
1,699		Chemical Financial Corp.	90,727	0.0
9,995		Citigroup, Inc.	717,041	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
21,070		Citizens Financial Group, Inc.	$812,670	0.2
9,188		Comerica, Inc.	828,758	0.2
7,206	(1)	Commerzbank AG	74,870	0.0
1,227		Commonwealth Bank of Australia	63,330	0.0
21,857		Credit Agricole SA	314,194	0.1
11,793		Danske Bank A/S	309,124	0.1
7,600		DBS Group Holdings Ltd.	144,986	0.0
66,769		Direct Line Insurance Group PLC	281,820	0.1
7,343		Discover Financial Services	561,372	0.2
2,843		East West Bancorp, Inc.	171,632	0.1
663		Evercore, Inc.	66,665	0.0
4,598		Federated Investors, Inc.	110,904	0.0
2,837		First American Financial Corp.	146,361	0.1
128		First Citizens BancShares, Inc.	57,892	0.0
8,458		First Horizon National Corp.	145,985	0.1
7,000		Fukuoka Financial Group, Inc.	192,504	0.0
2,096		Hancock Whitney Corp.	99,665	0.0
153		Hanover Insurance Group, Inc.	18,876	0.0
1,113		Hartford Financial Services Group, Inc.	55,605	0.0
35,233		HSBC Holdings PLC	307,423	0.1
27,789		ING Groep NV	360,676	0.1
465		International Bancshares Corp.	20,925	0.0
130,463		Intesa Sanpaolo SpA	332,411	0.1
17,257		JPMorgan Chase & Co.	1,947,280	0.5
4,550		Julius Baer Group Ltd.	227,391	0.1
33,404		Keycorp	664,406	0.2
13,926		Lazard Ltd.	670,258	0.2
63,802		Legal & General Group PLC	217,808	0.1
3,648		Legg Mason, Inc.	113,927	0.0
6,641		Lincoln National Corp.	449,330	0.1
4,020		Macquarie Group Ltd.	365,694	0.1
189		MarketAxess Holdings, Inc.	33,735	0.0
36,006		Mediobanca Banca di Credito Finanziario SpA	358,323	0.1
77,000		Mitsubishi UFJ Financial Group, Inc.	478,377	0.1
11,385		Morgan Stanley	530,199	0.1
4,230		National Australia Bank Ltd.	84,922	0.0
39,232		Natixis SA	266,419	0.1
7,584		NN Group NV	338,492	0.1
6,893		Old Republic International Corp.	154,265	0.1
23,300		Oversea-Chinese Banking Corp., Ltd.	194,967	0.1
1,109		Primerica, Inc.	133,690	0.0
4,457		Prudential Financial, Inc.	451,583	0.1
12,715		Prudential PLC	291,532	0.1
3,801		Reinsurance Group of America, Inc.	549,473	0.2
4,259		S&P Global, Inc.	832,166	0.2
402		SEI Investments Co.	24,562	0.0
166		Signature Bank	19,063	0.0
9,127		Societe Generale	391,917	0.1
80,501		Standard Life Aberdeen PLC	320,768	0.1
6,273		State Street Corp.	525,552	0.1
4,106		Sterling Bancorp, Inc./DE	90,332	0.0
2,256		Stifel Financial Corp.	115,643	0.0
2,300		Sumitomo Mitsui Financial Group, Inc.	92,561	0.0
3,100		Sumitomo Mitsui Trust Holdings, Inc.	127,554	0.0
2,853		Synovus Financial Corp.	130,639	0.0
5,200		TCF Financial Corp.	123,812	0.0
722	(1)	Texas Capital Bancshares, Inc.	59,673	0.0
3,500		United Overseas Bank Ltd.	69,190	0.0
9,969		Unum Group	389,489	0.1
7,220		Wells Fargo & Co.	379,483	0.1
1,572		Wintrust Financial Corp.	133,526	0.0
			26,464,680	6.8

		Health Care: 5.9%
7,228		AbbVie, Inc.	683,624	0.2
99	(1)	Abiomed, Inc.	44,525	0.0
4,646		AmerisourceBergen Corp.	428,454	0.1
6,027		Amgen, Inc.	1,249,337	0.3
24,500		Astellas Pharma, Inc.	427,843	0.1
4,742		Bayer AG	420,618	0.1
7,597		Bristol-Myers Squibb Co.	471,622	0.1
14,975		Bruker Corp.	500,914	0.1
10,106	(3)	Cardinal Health, Inc.	545,724	0.1
442	(1)	Catalent, Inc.	20,133	0.0
1,837	(1)	Celgene Corp.	164,393	0.0
1,586	(1)	Centene Corp.	229,621	0.1
1,253	(1)	Charles River Laboratories International, Inc.	168,579	0.1
60		Chemed Corp.	19,175	0.0
5,165		Cigna Corp.	1,075,611	0.3
2,276		CVS Health Corp.	179,167	0.1
5,460		Encompass Health Corp.	425,607	0.1
1,223	(1)	Exelixis, Inc.	21,671	0.0
9,231		GlaxoSmithKline PLC	185,126	0.1
1,567	(1)	Globus Medical, Inc.	88,943	0.0
845	(1)	Haemonetics Corp.	96,820	0.0
3,878		HCA Healthcare, Inc.	539,507	0.1
1,745		Hill-Rom Holdings, Inc.	164,728	0.1
2,828		Humana, Inc.	957,334	0.3

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
1,865	(1)	Idexx Laboratories, Inc.	$465,616	0.1
16,727		Johnson & Johnson	2,311,170	0.6
1,247		Lonza Group AG	426,595	0.1
2,561	(1)	Mallinckrodt PLC - W/I	75,063	0.0
1,246	(1)	Masimo Corp.	155,177	0.0
5,014		McKesson Corp.	665,107	0.2
3,900		Medipal Holdings Corp.	81,478	0.0
15,374		Merck & Co., Inc.	1,090,632	0.3
11,039		Novartis AG	950,220	0.3
11,856		Novo Nordisk A/S	558,004	0.1
435	(1)	NuVasive, Inc.	30,876	0.0
3,700		Olympus Corp.	144,377	0.0
3,357	(3)	Patterson Cos., Inc.	82,079	0.0
45,205		Pfizer, Inc.	1,992,184	0.5
625	(1)	PRA Health Sciences, Inc.	68,869	0.0
3,574		Roche Holding AG	864,248	0.2
1,094		Sanofi	97,746	0.0
5,100		Shionogi & Co., Ltd.	333,385	0.1
1,288		Steris PLC	147,347	0.0
5,300		Suzuken Co., Ltd.	251,481	0.1
133		Teleflex, Inc.	35,390	0.0
550	(1)	Tenet Healthcare Corp.	15,653	0.0
3,946		UCB S.A.	354,603	0.1
537	(1)	United Therapeutics Corp.	68,672	0.0
7,070		UnitedHealth Group, Inc.	1,880,903	0.5
1,041	(1)	Waters Corp.	202,662	0.1
296	(1)	WellCare Health Plans, Inc.	94,865	0.0
7,004		Zoetis, Inc.	641,286	0.2
			23,194,764	5.9

		Industrials: 5.4%
8,765		ACS Actividades de Construccion y Servicios SA	372,274	0.1
3,040		Adecco Group AG	159,805	0.0
9,744		Allison Transmission Holdings, Inc.	506,785	0.1
4,257		American Airlines Group, Inc.	175,942	0.1
4,764		Ametek, Inc.	376,928	0.1
8,518		Atlas Copco AB - A	244,962	0.0
99,875		Aurizon Holdings Ltd.	296,524	0.1
1,713	(1)	Avis Budget Group, Inc.	55,056	0.0
4,548		Boeing Co.	1,691,401	0.4
6,638		Bouygues SA	287,162	0.1
256		Brink's Co.	17,856	0.0
311		Carlisle Cos., Inc.	37,880	0.0
7,399		Cie de Saint-Gobain	318,904	0.1
7,963		CIMIC Group Ltd.	295,549	0.1
1,465		Crane Co.	144,083	0.0
5,789		Curtiss-Wright Corp.	795,524	0.2
15,226		Delta Air Lines, Inc.	880,520	0.2
1,768		Deluxe Corp.	100,670	0.0
11,569		Deutsche Lufthansa AG	283,948	0.1
1,733		EMCOR Group, Inc.	130,166	0.0
1,145		EnerSys	99,764	0.0
1,261	(1)	Esterline Technologies Corp.	114,688	0.0
7,327		Fortune Brands Home & Security, Inc.	383,642	0.1
6,800		Fuji Electric Holdings Co., Ltd.	272,387	0.0
532	(1)	Genesee & Wyoming, Inc.	48,407	0.0
18,623	(1)	HD Supply Holdings, Inc.	796,878	0.2
3,253		Herman Miller, Inc.	124,915	0.0
1,531		Hochtief AG	253,802	0.0
7,029		Honeywell International, Inc.	1,169,626	0.3
1,443		IDEX Corp.	217,402	0.1
10,006		Ingersoll-Rand PLC - Class A	1,023,614	0.3
3,660		Intertek Group PLC	238,093	0.0
791		ITT, Inc.	48,457	0.0
8,206	(1)	JetBlue Airways Corp.	158,868	0.1
21,300		JTEKT Corp.	311,821	0.1
19,500		Kajima Corp.	283,541	0.1
14,900		Kamigumi Co., Ltd.	328,436	0.1
1,734		Manpowergroup, Inc.	149,055	0.0
31,800		Marubeni Corp.	290,831	0.1
20,499		Masco Corp.	750,263	0.2
15,600		Mitsubishi Corp.	480,523	0.1
3,490		MSC Industrial Direct Co.	307,504	0.1
2,671		nVent Electric PLC	72,544	0.0
167,000		NWS Holdings Ltd.	330,098	0.1
29,100		Obayashi Corp.	275,615	0.1
136		Old Dominion Freight Line	21,931	0.0
11,188		Owens Corning, Inc.	607,173	0.2
10,796		Pitney Bowes, Inc.	76,436	0.0
1,529		Regal Beloit Corp.	126,066	0.0
43,937		Royal Mail PLC	273,131	0.1
3,085		Ryder System, Inc.	225,421	0.1
17,519		Sandvik AB	310,161	0.1
6,600		Shimizu Corp.	60,259	0.0
494		Siemens AG	63,165	0.0
2,500		Sumitomo Heavy Industries	89,229	0.0
6,600		Taisei Corp.	300,850	0.1
2,790		Timken Co.	139,081	0.0
19,000		Toppan Printing Co., Ltd.	305,044	0.1
2,522		Toro Co.	151,244	0.1
8,100		Toyota Tsusho Corp.	305,830	0.1
5,870		Union Pacific Corp.	955,812	0.3
20,958		Volvo AB - B Shares	369,635	0.1
187		Wabtec Corp.	19,612	0.0
10,481		Waste Management, Inc.	947,063	0.3
544	(1)	Wesco International, Inc.	33,429	0.0
142,800		Yangzijiang Shipbuilding Holdings Ltd.	129,460	0.0
			21,212,745	5.4

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 8.1%
5,143	(1)	Adobe Systems, Inc.	$1,388,353	0.4
19,577		Apple, Inc.	4,419,312	1.1
17,675		Applied Materials, Inc.	683,139	0.2
735	(1)	ARRIS International PLC	19,103	0.0
1,756		Atos SE	208,941	0.0
1,396	(3)	Belden, Inc.	99,688	0.0
731		Broadridge Financial Solutions, Inc. ADR	96,455	0.0
11,100		Brother Industries Ltd.	219,172	0.0
11,154	(1)	Cadence Design Systems, Inc.	505,499	0.1
2,301		Capgemini SE	289,691	0.1
2,316		CDK Global, Inc.	144,889	0.1
38,089		Cisco Systems, Inc.	1,853,030	0.5
5,377	(1)	Citrix Systems, Inc.	597,707	0.2
12,362		Computershare Ltd.	178,028	0.0
4,807		DXC Technology Co.	449,551	0.1
750	(1)	Fair Isaac Corp.	171,413	0.1
4,722		Fidelity National Information Services, Inc.	515,029	0.1
12,946	(1)	Fortinet, Inc.	1,194,527	0.3
8,200		Fuji Film Holdings Corp.	368,911	0.1
5,000		Fujitsu Ltd.	356,198	0.1
8,400		Hitachi Ltd.	285,530	0.1
15,214		HP, Inc.	392,065	0.1
4,904		Infineon Technologies AG	111,595	0.0
13,495		Intel Corp.	638,179	0.2
861		InterDigital, Inc.	68,880	0.0
1,426		j2 Global, Inc.	118,144	0.0
4,835		Jabil, Inc.	130,932	0.0
186		Jack Henry & Associates, Inc.	29,775	0.0
548	(1)	Keysight Technologies, Inc.	36,321	0.0
3,963		KLA-Tencor Corp.	403,077	0.1
4,292		Lam Research Corp.	651,096	0.2
1,568		Leidos Holdings, Inc.	108,443	0.0
190		Littelfuse, Inc.	37,599	0.0
1,340		LogMeIn, Inc.	119,394	0.0
1,094	(1),(3)	Manhattan Associates, Inc.	59,732	0.0
751		Mastercard, Inc. - Class A	167,180	0.1
2,565		Maxim Integrated Products	144,640	0.1
2,150		Maximus, Inc.	139,879	0.0
2,825	(1)	Micron Technology, Inc.	127,775	0.0
32,535		Microsoft Corp.	3,721,028	1.0
1,448		MKS Instruments, Inc.	116,057	0.0
619		Motorola Solutions, Inc.	80,557	0.0
4,023	(1)	NCR Corp.	114,293	0.0
8,453		NetApp, Inc.	726,028	0.2
3,293	(1)	Netscout Systems, Inc.	83,148	0.0
2,926	(1)	Nice Ltd.	333,282	0.1
7,200		Nippon Electric Glass Co., Ltd.	226,337	0.1
5,600		Omron Corp.	236,643	0.1
29,143	(1)	ON Semiconductor Corp.	537,106	0.2
23,333		Oracle Corp.	1,203,050	0.3
341	(1)	PTC, Inc.	36,211	0.0
5,362	(1)	Red Hat, Inc.	730,733	0.2
632		SAP SE	77,713	0.0
189		SYNNEX Corp.	16,008	0.0
962	(1)	Tech Data Corp.	68,850	0.0
4,240		Teradyne, Inc.	156,795	0.1
10,189		Texas Instruments, Inc.	1,093,178	0.3
8,708		Total System Services, Inc.	859,828	0.2
1,670	(1)	Trimble, Inc.	72,578	0.0
82	(1)	Tyler Technologies, Inc.	20,095	0.0
4,773	(1)	VeriSign, Inc.	764,253	0.2
2,976		Versum Materials, Inc.	107,166	0.0
2,957		Visa, Inc. - Class A	443,816	0.1
4,769		Vishay Intertechnology, Inc.	97,049	0.0
2,448	(1)	VMware, Inc.	382,035	0.1
5,426		Western Digital Corp.	317,638	0.1
36,652		Western Union Co.	698,587	0.2
8,044	(1)	Worldpay, Inc.	814,616	0.2
			31,663,550	8.1

		Materials: 1.8%
17,312		Anglo American PLC	387,289	0.1
2,297		ArcelorMittal	71,313	0.0
1,770		Arkema SA	219,354	0.1
3,231		Avery Dennison Corp.	350,079	0.1
5,924		BASF SE	525,655	0.1
9,281	(1)	Berry Plastics Group, Inc.	449,108	0.1
3,812		BHP Billiton Ltd.	94,961	0.0
7,317		BlueScope Steel Ltd.	89,741	0.0
9,604		Boliden AB	267,096	0.1
698		Cabot Corp.	43,778	0.0
343		Carpenter Technology Corp.	20,220	0.0
3,699		Chemours Co.	145,888	0.1
3,006		Commercial Metals Co.	61,683	0.0
3,899	(2)	Covestro AG	315,613	0.1
9,630		DowDuPont, Inc.	619,305	0.2
255		Eastman Chemical Co.	24,409	0.0
3,263		Evonik Industries AG	116,701	0.0
20,784		Fortescue Metals Group Ltd.	58,896	0.0
810		Greif, Inc. - Class A	43,465	0.0
15,018		Huntsman Corp.	408,940	0.1
4,646		Louisiana-Pacific Corp.	123,072	0.0
6,127		LyondellBasell Industries NV - Class A	628,079	0.2
791		Minerals Technologies, Inc.	53,472	0.0
18,300		Mitsubishi Chemical Holdings Corp.	175,142	0.1
10,400		Mitsubishi Gas Chemical Co., Inc.	221,395	0.1
8,600		Mitsui Chemicals, Inc.	215,044	0.1
2,677		Mondi PLC	73,296	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
858		Packaging Corp. of America	$94,114	0.0
2,131		PolyOne Corp.	93,167	0.0
2,328		Rio Tinto Ltd.	132,399	0.0
4,342		Steel Dynamics, Inc.	196,215	0.1
5,000		Teijin Ltd.	95,894	0.0
5,600		Tosoh Corp.	86,251	0.0
647		United States Steel Corp.	19,721	0.0
4,238		UPM-Kymmene OYJ	166,210	0.1
5,947		Valvoline, Inc.	127,920	0.0
1,458		Voestalpine AG	66,602	0.0
1,695		Worthington Industries, Inc.	73,495	0.0
			6,954,982	1.8

		Real Estate: 1.6%
3,952		American Tower Corp.	574,226	0.2
1,992		Apple Hospitality REIT, Inc.	34,840	0.0
59,000		Ascendas Real Estate Investment Trust	113,965	0.0
17,777		Brixmor Property Group, Inc.	311,275	0.1
208		Camden Property Trust	19,463	0.0
199,700		CapitaLand Mall Trust	324,569	0.1
14,500		CK Asset Holdings Ltd.	108,695	0.0
4,700		CoreCivic, Inc.	114,351	0.0
591		Coresite Realty Corp.	65,684	0.0
15,212		Cousins Properties, Inc.	135,235	0.0
1,024		Equity Lifestyle Properties, Inc.	98,765	0.0
4,063		First Industrial Realty Trust, Inc.	127,578	0.0
64,000		Hang Lung Group Ltd.	170,452	0.1
11,803		Highwoods Properties, Inc.	557,810	0.2
4,541		Hospitality Properties Trust	130,962	0.0
15,227		Host Hotels & Resorts, Inc.	321,290	0.1
460		Jones Lang LaSalle, Inc.	66,387	0.0
2,488		Klepierre SA	88,410	0.0
8,970		Lamar Advertising Co.	697,866	0.2
3,403		Liberty Property Trust	143,777	0.0
6,700		Nomura Real Estate Holdings, Inc.	135,158	0.0
15,514		Outfront Media, Inc.	309,504	0.1
2,372		PotlatchDeltic Corp.	97,133	0.0
821	(3)	Realogy Holdings Corp.	16,945	0.0
521	(1)	SBA Communications Corp.	83,688	0.0
3,626		Simon Property Group, Inc.	640,896	0.2
1,914		SL Green Realty Corp.	186,672	0.1
105,797		Stockland	317,810	0.1
794		Swiss Prime Site AG	67,740	0.0
4,188		Tanger Factory Outlet Centers, Inc.	95,821	0.0
3,211		Urban Edge Properties	70,899	0.0
34,349		Vicinity Centres	65,169	0.0
60,000		Wharf Holdings Ltd.	163,360	0.1
			6,456,395	1.6

		Utilities: 1.4%
13,514		AES Corp.	189,196	0.1
20,553		AGL Energy Ltd.	289,928	0.1
13,822		Ameren Corp.	873,827	0.2
236		Atmos Energy Corp.	22,163	0.0
21,976		Centerpoint Energy, Inc.	607,636	0.2
11,900		Electric Power Development Co., Ltd.	329,389	0.1
82,857		Enel S.p.A.	423,525	0.1
16,285		Exelon Corp.	711,003	0.2
9,000		Power Assets Holdings Ltd.	62,559	0.0
9,888		Iberdrola S.A.	72,626	0.0
1,362		Idacorp, Inc.	135,151	0.0
11,400		Kansai Electric Power Co., Inc.	172,072	0.0
1,834		MDU Resources Group, Inc.	47,116	0.0
2,038	(3)	National Fuel Gas Co.	114,250	0.0
5,076		NextEra Energy, Inc.	850,738	0.2
1,993		NorthWestern Corp.	116,909	0.0
6,227		NRG Energy, Inc.	232,890	0.1
1,063		Pinnacle West Capital Corp.	84,168	0.0
2,917		PNM Resources, Inc.	115,076	0.0
3,182		UGI Corp.	176,537	0.1
			5,626,759	1.4

	Total Common Stock (Cost $156,792,307)		170,706,976	43.6

EXCHANGE-TRADED FUNDS: 21.7%
334,424		Invesco Senior Loan ETF	7,748,604	2.0
186,182		iShares 1-3 Year Treasury Bond ETF	15,469,862	3.9
538,324		iShares Core MSCI Emerging Markets ETF	27,874,417	7.1
40,525		iShares Core S&P 500 ETF	11,862,883	3.0
1,130		iShares Core S&P Mid-Cap ETF	227,458	0.1
7,209		iShares MSCI EAFE ETF	490,140	0.1
138,831		iShares Russell 1000 Value ETF	17,578,781	4.5
33,278		Vanguard Global ex-U.S. Real Estate ETF	1,869,225	0.5
23,658		Vanguard Real Estate ETF	1,908,728	0.5

	Total Exchange-Traded Funds (Cost $83,693,298)		85,030,098	21.7

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 4.8%
		Affiliated Investment Companies: 3.3%
193,440		Voya Emerging Markets Local Currency Debt Fund - Class P	$1,321,197	0.3
1,193,896		Voya Floating Rate Fund Class P	11,759,878	3.0
			13,081,075	3.3

		Unaffiliated Investment Companies: 1.5%
1,172,183		Credit Suisse Commodity Return Strategy Fund - Class I	5,696,808	1.5

	Total Mutual Funds (Cost $19,431,920)		18,777,883	4.8

PREFERRED STOCK: 0.1%
		Consumer Discretionary: 0.1%
20,148		Schaeffler AG	256,997	0.1

		Utilities: 0.0%
1,956	(1),(4)	SCE Trust VI	42,249	0.0

	Total Preferred Stock (Cost $377,898)		299,246	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.4%
		Basic Materials: 0.2%
25,000		ArcelorMittal, 7.000%, 10/15/2039	29,135	0.0
65,000		Chemours Co/The, 5.375%, 05/15/2027	62,888	0.0
200,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	201,486	0.1
44,000		Dow Chemical Co/The, 4.625%, 10/01/2044	43,147	0.0
54,000		Eastman Chemical Co., 2.700%, 01/15/2020	53,731	0.0
70,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	63,875	0.0
80,000	(2)	Georgia-Pacific LLC, 2.539%, 11/15/2019	79,398	0.0
95,000	(2)	Georgia-Pacific LLC, 5.400%, 11/01/2020	98,868	0.1
37,000		Goldcorp, Inc., 3.700%, 03/15/2023	36,509	0.0
32,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	32,050	0.0
65,000		Teck Resources Ltd., 6.000%, 08/15/2040	66,625	0.0
			767,712	0.2

		Communications: 0.8%
47,000		21st Century Fox America, Inc., 3.000%, 09/15/2022	46,326	0.0
90,000		21st Century Fox America, Inc., 4.750%, 11/15/2046	96,570	0.0
220,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	205,203	0.1
80,000		Amazon.com, Inc., 4.050%, 08/22/2047	78,478	0.0
65,000		AMC Networks, Inc., 4.750%, 08/01/2025	62,535	0.0
13,000		AT&T, Inc., 4.125%, 02/17/2026	12,859	0.0
44,000	(2)	AT&T, Inc., 4.300%, 02/15/2030	42,379	0.0
114,000		AT&T, Inc., 4.550%, 03/09/2049	100,159	0.0
75,000	(2)	AT&T, Inc., 5.150%, 11/15/2046	71,852	0.0
95,000		AT&T, Inc., 5.450%, 03/01/2047	95,263	0.0
26,000		CBS Corp., 4.600%, 01/15/2045	24,616	0.0
40,000		CBS Corp., 5.500%, 05/15/2033	42,060	0.0
65,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	61,790	0.0
170,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	170,172	0.1
60,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	61,045	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	73,178	0.0
91,000		Comcast Corp., 3.900%, 03/01/2038	83,386	0.0
40,000		Comcast Corp., 4.000%, 03/01/2048	36,106	0.0
70,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	67,550	0.0
65,000		CSC Holdings LLC, 5.250%, 06/01/2024	63,700	0.0
120,000		Discovery Communications LLC, 2.950%, 03/20/2023	115,065	0.1
80,000		Discovery Communications LLC, 5.200%, 09/20/2047	78,670	0.0
80,000		DISH DBS Corp., 5.875%, 07/15/2022	78,350	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
30,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	$30,016	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	40,106	0.0
65,000		Level 3 Parent LLC, 5.750%, 12/01/2022	65,907	0.0
120,000	(2)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	121,979	0.1
107,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	110,308	0.1
65,000	(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	60,125	0.0
50,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	48,361	0.0
80,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	85,200	0.0
150,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	141,185	0.1
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	193,791	0.1
85,000		Time Warner Cable LLC, 5.875%, 11/15/2040	85,956	0.0
70,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	65,975	0.0
150,000		Verizon Communications, Inc., 4.812%, 03/15/2039	151,371	0.1
50,000		Verizon Communications, Inc., 4.862%, 08/21/2046	50,199	0.0
54,000		Viacom, Inc., 4.375%, 03/15/2043	47,222	0.0
40,000		Viacom, Inc., 5.850%, 09/01/2043	42,394	0.0
			3,107,407	0.8

		Consumer, Cyclical: 0.8%
70,000	(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	67,201	0.0
65,000	(3)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	62,400	0.0
31,769		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	32,827	0.0
92,200		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	87,760	0.1
78,519		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	76,739	0.0
53,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	50,707	0.0
40,000		American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/2027	38,641	0.0
70,000	(2)	BMW US Capital LLC, 3.400%, 08/13/2021	69,996	0.0
90,000	(2)	BMW US Capital LLC, 3.450%, 04/12/2023	89,230	0.1
16,999	(2)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	16,833	0.0
60,000	(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	57,300	0.0
18,848		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	19,036	0.0
150,000	(2)	Daimler Finance North America LLC, 2.300%, 02/12/2021	146,130	0.1
45,000	(2)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	45,970	0.0
71,042		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	76,281	0.0
80,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	77,389	0.0
80,000		DR Horton, Inc., 4.750%, 02/15/2023	82,010	0.0
30,000		Ford Motor Co., 5.291%, 12/08/2046	26,775	0.0
100,000	(3)	General Motors Co., 5.400%, 04/01/2048	93,536	0.1
50,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	49,497	0.0
33,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	32,170	0.0
48,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	45,917	0.0
65,000	(2)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	64,919	0.0
73,000		Lennar Corp., 4.750%, 11/29/2027	70,536	0.0
91,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	82,710	0.0
70,000		MGM Resorts International, 4.625%, 09/01/2026	65,604	0.0
100,000	(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	95,705	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
60,000	(2)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	$60,174	0.0
40,000		Nordstrom, Inc., 5.000%, 01/15/2044	36,960	0.0
60,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	56,995	0.0
65,000	(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	64,513	0.0
33,000		Southwest Airlines Co., 3.450%, 11/16/2027	31,229	0.0
34,342		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	32,884	0.0
37,984		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	39,044	0.0
61,569		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	58,665	0.0
19,144		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	18,411	0.0
136,300		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	127,177	0.1
28,715		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	27,567	0.0
50,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	48,296	0.0
18,688		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	19,735	0.0
118,778		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	121,614	0.1
90,000		Walmart, Inc., 2.350%, 12/15/2022	87,038	0.0
69,000		Walmart, Inc., 3.125%, 06/23/2021	69,165	0.0
53,000		Walmart, Inc., 3.400%, 06/26/2023	53,211	0.0
65,000	(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	62,969	0.0
150,000	(2)	ZF North America Capital, Inc., 4.000%, 04/29/2020	150,646	0.1
			2,890,112	0.8

		Consumer, Non-cyclical: 1.1%
53,000		Abbott Laboratories, 2.800%, 09/15/2020	52,511	0.0
30,000		Abbott Laboratories, 3.750%, 11/30/2026	29,958	0.0
46,000		Abbott Laboratories, 4.750%, 11/30/2036	49,052	0.0
30,000		Abbott Laboratories, 4.900%, 11/30/2046	32,664	0.0
50,000		AbbVie, Inc., 3.375%, 11/14/2021	49,975	0.0
147,000		AbbVie, Inc., 4.450%, 05/14/2046	136,530	0.1
42,000		Aetna, Inc., 2.800%, 06/15/2023	40,281	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	28,909	0.0
32,000		Altria Group, Inc., 4.250%, 08/09/2042	29,712	0.0
150,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	140,173	0.1
60,000		Amgen, Inc., 2.125%, 05/01/2020	59,080	0.0
65,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	65,198	0.0
180,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	181,057	0.1
45,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	42,338	0.0
91,000		Anthem, Inc., 5.100%, 01/15/2044	94,520	0.1
100,000		AstraZeneca PLC, 2.375%, 11/16/2020	98,638	0.1
80,000	(2)	BAT Capital Corp., 3.222%, 08/15/2024	76,331	0.0
90,000	(2)	BAT International Finance PLC, 2.750%, 06/15/2020	89,095	0.0
70,000		Becton Dickinson and Co., 2.894%, 06/06/2022	68,106	0.0
71,000		Becton Dickinson and Co., 3.700%, 06/06/2027	68,002	0.0
70,000	(2)	Brink's Co/The, 4.625%, 10/15/2027	64,750	0.0
60,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	59,462	0.0
50,000		Campbell Soup Co., 3.650%, 03/15/2023	49,080	0.0
76,000		Cardinal Health, Inc., 2.616%, 06/15/2022	72,726	0.0
103,000		Celgene Corp., 4.550%, 02/20/2048	96,067	0.1
130,000		CVS Health Corp., 3.125%, 03/09/2020	130,053	0.1
80,000		CVS Health Corp., 3.700%, 03/09/2023	79,723	0.0
90,000		CVS Health Corp., 4.100%, 03/25/2025	89,847	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
43,000		CVS Health Corp., 4.300%, 03/25/2028	$42,658	0.0
99,000		CVS Health Corp., 5.050%, 03/25/2048	101,531	0.1
60,000		General Mills, Inc., 3.700%, 10/17/2023	59,691	0.0
90,000		General Mills, Inc., 4.000%, 04/17/2025	89,175	0.0
290,000	(2)	Halfmoon Parent, Inc., 3.200%, 09/17/2020	289,037	0.1
30,000		HCA, Inc., 5.500%, 06/15/2047	30,488	0.0
35,000		HCA, Inc., 5.875%, 02/15/2026	36,531	0.0
18,000		Humana, Inc., 3.150%, 12/01/2022	17,631	0.0
65,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	63,538	0.0
30,000		Johnson & Johnson, 4.375%, 12/05/2033	32,010	0.0
70,000	(2)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	70,160	0.0
5,000	(2)	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	5,027	0.0
69,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	61,074	0.0
90,000	(2)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	91,541	0.0
76,000	(3)	Kroger Co/The, 4.650%, 01/15/2048	71,786	0.0
35,000		Kroger Co/The, 5.150%, 08/01/2043	34,880	0.0
45,000		Medtronic, Inc., 4.375%, 03/15/2035	46,563	0.0
41,000		Medtronic, Inc., 4.625%, 03/15/2045	43,453	0.0
40,000		Mylan NV, 3.750%, 12/15/2020	40,047	0.0
35,000		Mylan NV, 3.950%, 06/15/2026	33,163	0.0
37,000		PepsiCo, Inc., 4.450%, 04/14/2046	39,031	0.0
60,000		Pfizer, Inc., 3.200%, 09/15/2023	59,531	0.0
37,000		Philip Morris International, Inc., 4.250%, 11/10/2044	34,961	0.0
70,000	(2)	Post Holdings, Inc., 5.000%, 08/15/2026	66,451	0.0
81,000		Reynolds American, Inc., 5.850%, 08/15/2045	88,275	0.0
35,000		Teleflex, Inc., 4.625%, 11/15/2027	33,381	0.0
75,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	66,844	0.0
60,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	58,687	0.0
150,000		Unilever Capital Corp., 3.000%, 03/07/2022	148,568	0.1
210,000		Unilever Capital Corp., 3.250%, 03/07/2024	206,838	0.1
30,000		United Rentals North America, Inc., 4.875%, 01/15/2028	28,200	0.0
39,000		UnitedHealth Group, Inc., 2.700%, 07/15/2020	38,763	0.0
84,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	83,624	0.0
67,000	(2)	Wm Wrigley Jr Co., 2.400%, 10/21/2018	66,995	0.0
			4,353,971	1.1

		Energy: 1.0%
20,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	20,509	0.0
40,000		Apache Corp., 4.250%, 01/15/2044	35,749	0.0
85,000		Apache Corp., 5.250%, 02/01/2042	85,618	0.0
137,000		BP Capital Markets PLC, 3.224%, 04/14/2024	133,990	0.1
41,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	40,174	0.0
32,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	32,309	0.0
16,000		Cimarex Energy Co., 3.900%, 05/15/2027	15,295	0.0
90,000		Cimarex Energy Co., 4.375%, 06/01/2024	90,868	0.0
57,000		Continental Resources, Inc./OK, 3.800%, 06/01/2024	55,951	0.0
90,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	89,443	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	190,555	0.1
114,000		Enbridge Energy Partners L.P., 9.875%, 03/01/2019	117,041	0.1
53,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	53,810	0.0
141,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	136,895	0.1
43,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	42,974	0.0
100,000	(5)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	95,279	0.0
3,000	(5)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	2,786	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
109,000		EOG Resources, Inc., 2.625%, 03/15/2023	$105,123	0.0
69,000		Exxon Mobil Corp., 2.726%, 03/01/2023	67,582	0.0
102,000		Halliburton Co., 3.500%, 08/01/2023	101,715	0.0
30,000	(2)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	30,450	0.0
50,000	(2),(3)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	38,500	0.0
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	202,615	0.1
29,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	29,257	0.0
69,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	69,729	0.0
87,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	89,491	0.0
41,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	43,429	0.0
42,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	39,947	0.0
60,000		Murphy Oil Corp., 5.750%, 08/15/2025	61,104	0.0
14,000		Noble Energy, Inc., 3.850%, 01/15/2028	13,243	0.0
95,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	94,307	0.0
80,000		ONEOK Partners L.P., 3.375%, 10/01/2022	78,846	0.0
42,000		ONEOK, Inc., 6.000%, 06/15/2035	45,838	0.0
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	194,340	0.1
125,000		Petroleos Mexicanos, 4.500%, 01/23/2026	117,188	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	204,800	0.1
70,000		Phillips 66 Partners L.P., 3.550%, 10/01/2026	66,106	0.0
70,000		Schlumberger Investment SA, 3.650%, 12/01/2023	70,584	0.0
22,000	(2)	Schlumberger Norge AS, 4.200%, 01/15/2021	22,338	0.0
24,000	(2)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	24,365	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	122,692	0.1
49,000		Shell International Finance BV, 4.000%, 05/10/2046	47,990	0.0
60,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	58,050	0.0
70,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	66,551	0.0
26,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	25,962	0.0
48,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	46,898	0.0
60,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	60,675	0.0
70,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	67,815	0.0
57,000		Western Gas Partners L.P., 4.000%, 07/01/2022	56,790	0.0
40,000		Western Gas Partners L.P., 5.375%, 06/01/2021	41,365	0.0
106,000		Williams Partners L.P., 3.600%, 03/15/2022	105,445	0.1
7,000		Williams Partners L.P., 3.750%, 06/15/2027	6,692	0.0
25,000		Williams Partners L.P., 4.000%, 09/15/2025	24,625	0.0
55,000		Williams Partners L.P., 4.500%, 11/15/2023	56,063	0.0
80,000		Williams Partners L.P., 5.400%, 03/04/2044	82,839	0.0
			3,920,595	1.0

		Financial: 2.8%
80,000		American International Group, Inc., 3.375%, 08/15/2020	80,082	0.0
27,000		American International Group, Inc., 4.500%, 07/16/2044	25,401	0.0
43,000		American International Group, Inc., 6.400%, 12/15/2020	45,771	0.0
65,000		Air Lease Corp., 3.500%, 01/15/2022	64,566	0.0
120,000		American Express Co., 3.700%, 08/03/2023	119,489	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
35,000		Aon PLC, 4.750%, 05/15/2045	$35,093	0.0
37,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	38,749	0.0
58,000		Arch Capital Group Ltd., 7.350%, 05/01/2034	74,134	0.0
65,000		Assurant, Inc., 4.900%, 03/27/2028	64,929	0.0
250,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.250%, 11/09/2020	244,734	0.1
153,000	(5)	Bank of America Corp., 3.419%, 12/20/2028	143,678	0.0
175,000	(5)	Bank of America Corp., 3.499%, 05/17/2022	174,957	0.0
60,000	(5)	Bank of America Corp., 3.593%, 07/21/2028	57,232	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	19,590	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	80,296	0.0
134,000		Bank of America Corp., 4.183%, 11/25/2027	130,952	0.0
70,000		Bank of America Corp., 4.250%, 10/22/2026	69,235	0.0
77,000	(5)	Bank of America Corp., 4.271%, 07/23/2029	76,929	0.0
95,000		Bank of Montreal, 3.100%, 07/13/2020	95,096	0.0
65,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	63,430	0.0
70,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	68,568	0.0
80,000	(2)	Barclays Bank PLC, 10.179%, 06/12/2021	91,183	0.0
200,000	(2)	BNP Paribas SA, 3.500%, 03/01/2023	195,241	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	215,011	0.1
250,000		Citibank NA, 3.400%, 07/23/2021	250,029	0.1
120,000	(5)	Citigroup, Inc., 2.876%, 07/24/2023	116,169	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	47,987	0.0
3,000		CME Group, Inc., 4.150%, 06/15/2048	2,999	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	257,735	0.1
200,000	(3)	Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	202,250	0.1
250,000	(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	242,597	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	76,637	0.0
200,000	(2)	Danske Bank A/S, 2.800%, 03/10/2021	195,214	0.1
65,000	(2)	ESH Hospitality, Inc., 5.250%, 05/01/2025	63,212	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	48,672	0.0
90,000	(2)	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	89,105	0.0
205,000	(2)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	200,559	0.1
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	249,364	0.1
55,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	53,896	0.0
99,000		Goldman Sachs Group, Inc., 2.600%, 04/23/2020	98,128	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	34,696	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	46,977	0.0
23,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	27,682	0.0
81,000	(2)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	79,486	0.0
200,000		HSBC Holdings PLC, 3.400%, 03/08/2021	199,577	0.1
210,000	(5)	HSBC Holdings PLC, 4.583%, 06/19/2029	210,480	0.1
200,000	(2)	ING Bank NV, 2.000%, 11/26/2018	199,839	0.1
81,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	79,873	0.0
33,000	(5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	31,277	0.0
180,000	(5)	JPMorgan Chase & Co., 3.514%, 06/18/2022	180,243	0.1
140,000	(5)	JPMorgan Chase & Co., 3.559%, 04/23/2024	138,597	0.0
70,000	(5)	JPMorgan Chase & Co., 3.797%, 07/23/2024	69,991	0.0
80,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	79,274	0.0
200,000	(5)	JPMorgan Chase & Co., 4.032%, 07/24/2048	186,077	0.1
49,000		Kite Realty Group L.P., 4.000%, 10/01/2026	44,113	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000	(5)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	$190,953	0.1
180,000	(2),(5)	Macquarie Group Ltd, 3.189%, 11/28/2023	173,166	0.0
270,000		Mitsubishi UFJ Financial Group, Inc., 3.761%, 07/26/2023	268,736	0.1
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	200,190	0.1
200,000	(2)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	195,160	0.1
200,000	(5)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	198,876	0.1
121,000		Morgan Stanley, 2.750%, 05/19/2022	117,423	0.0
53,000		Morgan Stanley, 3.950%, 04/23/2027	50,931	0.0
100,000		Morgan Stanley, 4.000%, 07/23/2025	99,708	0.0
40,000	(5)	Morgan Stanley, 4.457%, 04/22/2039	39,758	0.0
70,000		Morgan Stanley, 5.500%, 07/28/2021	73,727	0.0
200,000	(2)	Nationwide Building Society, 2.350%, 01/21/2020	198,051	0.1
150,000		ORIX Corp., 3.250%, 12/04/2024	142,904	0.0
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	30,049	0.0
250,000		PNC Bank NA, 2.700%, 11/01/2022	240,922	0.1
70,000	(2)	Quicken Loans, Inc., 5.250%, 01/15/2028	65,275	0.0
90,000		Royal Bank of Canada, 2.125%, 03/02/2020	89,073	0.0
79,000		Santander UK PLC, 2.375%, 03/16/2020	78,028	0.0
86,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	85,976	0.0
200,000	(2)	Societe Generale SA, 2.625%, 09/16/2020	197,068	0.1
400,000	(2),(5)	Standard Chartered PLC, 3.885%, 03/15/2024	391,158	0.1
200,000	(2),(5)	Standard Chartered PLC, 4.247%, 01/20/2023	200,097	0.1
46,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	44,529	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	7,391	0.0
110,000	(2)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	107,249	0.0
122,000	(5)	SunTrust Bank/Atlanta GA, 3.689%, 08/02/2024	121,103	0.0
117,000		Synovus Financial Corp., 3.125%, 11/01/2022	112,515	0.0
90,000		TD Ameritrade Holding Corp., 2.950%, 04/01/2022	88,293	0.0
80,000		Toronto-Dominion Bank/The, 1.900%, 10/24/2019	79,191	0.0
95,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	95,141	0.0
185,000		Toronto-Dominion Bank/The, 3.500%, 07/19/2023	184,744	0.1
34,000	(5)	Toronto-Dominion Bank, 3.625%, 09/15/2031	31,979	0.0
200,000	(2)	UBS AG/London, 2.450%, 12/01/2020	196,102	0.1
250,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	247,051	0.1
76,000		Wells Fargo & Co., 4.125%, 08/15/2023	76,874	0.0
48,000		Wells Fargo & Co., 4.750%, 12/07/2046	47,849	0.0
48,000		Willis North America, Inc., 3.600%, 05/15/2024	46,689	0.0
43,000		XLIT Ltd., 5.500%, 03/31/2045	45,535	0.0
			10,936,545	2.8

		Industrial: 0.5%
65,000		AECOM, 5.125%, 03/15/2027	63,544	0.0
39,000		Amphenol Corp., 3.200%, 04/01/2024	37,446	0.0
60,000	(5)	BNSF Funding Trust I, 6.613%, 12/15/2055	66,750	0.0
56,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	62,832	0.0
90,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	89,884	0.0
40,000		CSX Corp., 4.650%, 03/01/2068	38,773	0.0
75,000		FedEx Corp., 4.050%, 02/15/2048	67,410	0.0
19,000		FedEx Corp., 4.400%, 01/15/2047	18,190	0.0
57,000		General Electric Co., 4.500%, 03/11/2044	53,802	0.0
263,000	(5)	General Electric Co., 5.000%, 12/31/2199	256,721	0.1
110,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	109,902	0.1
74,000		John Deere Capital Corp., 3.125%, 09/10/2021	73,790	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
70,000		Norfolk Southern Corp., 3.650%, 08/01/2025	$69,612	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	6,654	0.0
50,000		Northrop Grumman Corp., 4.030%, 10/15/2047	46,992	0.0
70,000	(2)	Novelis Corp., 5.875%, 09/30/2026	68,512	0.0
25,000	(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	25,812	0.0
85,000		Packaging Corp. of America, 2.450%, 12/15/2020	83,388	0.0
56,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	54,104	0.0
71,000		Roper Technologies, Inc., 3.650%, 09/15/2023	70,597	0.0
60,000		Ryder System, Inc., 3.500%, 06/01/2021	59,981	0.0
70,000	(2)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	66,063	0.0
115,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	112,568	0.1
70,000		United Parcel Service, Inc., 2.050%, 04/01/2021	68,184	0.0
50,000		United Parcel Service, Inc., 2.500%, 04/01/2023	48,236	0.0
100,000		United Parcel Service, Inc., 2.800%, 11/15/2024	96,036	0.1
100,000		United Technologies Corp., 3.650%, 08/16/2023	99,613	0.1
			1,915,396	0.5

		Technology: 0.4%
40,000		Analog Devices, Inc., 3.500%, 12/05/2026	38,356	0.0
60,000		Apple, Inc., 2.000%, 11/13/2020	58,953	0.0
100,000		Apple, Inc., 2.400%, 01/13/2023	96,559	0.0
90,000		Apple, Inc., 3.750%, 09/12/2047	84,472	0.0
25,000		Apple, Inc., 3.750%, 11/13/2047	23,503	0.0
100,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	98,858	0.1
49,000	(2)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	49,757	0.0
182,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	191,360	0.1
90,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	95,989	0.0
90,000		Electronic Arts, Inc., 3.700%, 03/01/2021	90,758	0.0
60,000	(2)	First Data Corp., 5.750%, 01/15/2024	60,990	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	45,627	0.0
110,000		HP, Inc., 4.300%, 06/01/2021	112,423	0.1
100,000		IBM Credit LLC, 3.000%, 02/06/2023	98,342	0.0
46,000		KLA-Tencor Corp., 4.125%, 11/01/2021	46,749	0.0
80,000		Microsoft Corp., 3.700%, 08/08/2046	76,861	0.0
89,000		Microsoft Corp., 4.250%, 02/06/2047	93,517	0.0
106,000		Oracle Corp., 3.850%, 07/15/2036	102,458	0.1
80,000		Oracle Corp., 4.000%, 11/15/2047	76,000	0.0
35,000		Oracle Corp., 4.300%, 07/08/2034	35,764	0.0
65,000		Western Digital Corp., 4.750%, 02/15/2026	62,982	0.0
			1,640,278	0.4

		Utilities: 0.8%
60,000	(3)	Alabama Power Co., 3.375%, 10/01/2020	59,953	0.0
35,000		Alabama Power Co., 5.700%, 02/15/2033	39,298	0.0
36,000		Ameren Corp., 2.700%, 11/15/2020	35,534	0.0
75,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	80,084	0.0
85,000	(2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	89,298	0.0
29,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	28,718	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	40,599	0.0
70,000	(2)	Calpine Corp., 5.250%, 06/01/2026	65,100	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	45,641	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	36,837	0.0
110,000		Commonwealth Edison Co., 3.750%, 08/15/2047	101,828	0.1
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	30,549	0.0
42,000	(3)	Duke Energy Carolinas LLC, 2.950%, 12/01/2026	39,904	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
40,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	$36,432	0.0
59,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	54,843	0.0
50,000	(3)	Duke Energy Florida LLC, 4.200%, 07/15/2048	49,782	0.0
200,000	(2)	Enel Finance International NV, 3.500%, 04/06/2028	176,303	0.1
80,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	80,787	0.0
84,000		Exelon Corp., 3.497%, 06/01/2022	82,595	0.0
80,000		FirstEnergy Corp., 2.850%, 07/15/2022	77,390	0.0
118,000		FirstEnergy Corp., 4.250%, 03/15/2023	119,926	0.1
30,000		Georgia Power Co., 2.000%, 03/30/2020	29,452	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	35,557	0.0
80,000		Interstate Power & Light Co., 3.250%, 12/01/2024	77,693	0.0
25,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	25,007	0.0
97,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	97,338	0.0
10,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	10,045	0.0
50,000		Mississippi Power Co., 3.950%, 03/30/2028	48,996	0.0
60,000		Mississippi Power Co., 4.250%, 03/15/2042	56,648	0.0
20,000		Mississippi Power Co., 4.750%, 10/15/2041	19,338	0.0
26,000		Nevada Power Co., 7.125%, 03/15/2019	26,535	0.0
105,000		NextEra Energy Capital Holdings, Inc., 3.342%, 09/01/2020	105,261	0.1
27,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	26,807	0.0
70,000		NiSource, Inc., 5.950%, 06/15/2041	80,126	0.0
200,000		Pacific Gas & Electric Co., 3.300%, 12/01/2027	183,095	0.1
28,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	31,294	0.0
28,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	31,599	0.0
10,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	10,232	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	187,771	0.1
108,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	107,228	0.1
45,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	44,644	0.0
146,000		Sempra Energy, 3.800%, 02/01/2038	131,971	0.1
5,000		Southern California Edison Co., 2.400%, 02/01/2022	4,821	0.0
31,000		Southern California Edison Co., 3.500%, 10/01/2023	30,821	0.0
15,000		Southern California Edison Co., 3.875%, 06/01/2021	15,148	0.0
66,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	63,008	0.0
50,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	57,138	0.0
35,000		Southwestern Electric Power Co., 4.100%, 09/15/2028	35,055	0.0
60,000		Tampa Electric Co., 5.400%, 05/15/2021	62,832	0.0
70,000		Wisconsin Public Service Corp., 1.650%, 12/04/2018	69,909	0.0
			3,076,770	0.8

	Total Corporate Bonds/Notes (Cost $33,282,943)		32,608,786	8.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
90,601		Alternative Loan Trust 2004-J7 MI, 3.236%, (US0001M + 1.020%), 10/25/2034	82,195	0.0
91,695		Alternative Loan Trust 2005-10CB 1A1, 2.716%, (US0001M + 0.500%), 05/25/2035	81,492	0.0
73,932		Alternative Loan Trust 2005-51 3A2A, 3.135%, (12MTA + 1.290%), 11/20/2035	72,145	0.0
77,282		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	72,059	0.0
150,511		Alternative Loan Trust 2005-J2 1A12, 2.616%, (US0001M + 0.400%), 04/25/2035	132,303	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,529		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	$18,564	0.0
137,596		Alternative Loan Trust 2006-19CB A12, 2.616%, (US0001M + 0.400%), 08/25/2036	99,448	0.0
111,964		Alternative Loan Trust 2006-HY11 A1, 2.336%, (US0001M + 0.120%), 06/25/2036	105,059	0.0
37,159		Alternative Loan Trust 2007-23CB A3, 2.716%, (US0001M + 0.500%), 09/25/2037	25,292	0.0
182,814		Alternative Loan Trust 2007-2CB 2A1, 2.816%, (US0001M + 0.600%), 03/25/2037	126,384	0.0
57,232	(5)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.370%, 09/25/2035	54,273	0.0
94,174		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.406%, (US0001M + 0.190%), 01/25/2037	91,147	0.0
12,558	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.516%, (US0001M + 4.300%), 07/25/2025	12,683	0.0
132,664	(5)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.922%, 03/25/2036	127,285	0.0
72,232	(5)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.186%, 09/25/2037	69,813	0.0
100,000	(2),(5)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	99,370	0.0
200,000	(2),(5)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	200,445	0.1
50,343		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.448%, (US0001M + 0.280%), 08/19/2045	44,702	0.0
925,593		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	940,606	0.3
368,383		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	388,678	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.866%, (US0001M + 3.650%), 09/25/2029	276,053	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.216%, (US0001M + 3.000%), 10/25/2029	215,622	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.416%, (US0001M + 2.200%), 01/25/2030	257,905	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.616%, (US0001M + 2.400%), 05/25/2030	103,709	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.716%, (US0001M + 2.500%), 05/25/2030	206,834	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.466%, (US0001M + 2.250%), 07/25/2030	204,817	0.1
125,361		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	133,112	0.1
375,032		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	385,052	0.1
336,793	(5)	Fannie Mae REMIC Trust 2009-50 HZ, 5.553%, 02/25/2049	352,309	0.1
215,075		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	229,157	0.1
315,574		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	337,469	0.1
168,361		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	178,935	0.1
217,024		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	215,205	0.1
21,400		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/2036	17,545	0.0
68,658		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.516%, (US0001M + 0.300%), 12/25/2036	42,582	0.0
68,658	(6)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.484%, (-1.000*US0001M + 6.700%), 12/25/2036	14,981	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
98,788	(2),(5)	Flagstar Mortgage Trust 2018-1 B2, 4.059%, 03/25/2048	$96,855	0.0
98,788	(2),(5)	Flagstar Mortgage Trust 2018-1 B3, 4.059%, 03/25/2048	94,844	0.0
818,005		Freddie Mac 326 350, 3.500%, 03/15/2044	806,101	0.2
219,158		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	247,088	0.1
129,863		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	140,816	0.1
160,044		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	176,105	0.1
98,374		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	105,160	0.0
26,506		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	28,790	0.0
71,317		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	75,391	0.0
217,410		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	235,140	0.1
90,246		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	97,474	0.0
77,896	(5),(6)	Freddie Mac REMIC Trust 3524 LA, 5.449%, 03/15/2033	81,901	0.0
87,014		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	93,259	0.0
64,893		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	68,121	0.0
19,144		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	19,886	0.0
323,814		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	312,634	0.1
480,730		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	486,200	0.1
480,730		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	486,752	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.916%, (US0001M + 4.700%), 04/25/2028	119,524	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.866%, (US0001M + 2.650%), 12/25/2029	367,701	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.566%, (US0001M + 2.350%), 04/25/2030	206,672	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.516%, (US0001M + 2.300%), 09/25/2030	101,370	0.0
965,519		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	887,410	0.2
76,528		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	80,030	0.0
340,681		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	345,911	0.1
35,381		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	38,277	0.0
75,924		HomeBanc Mortgage Trust 2004-1 2A, 3.076%, (US0001M + 0.860%), 08/25/2029	73,086	0.0
52,261		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.426%, (US0001M + 0.210%), 04/25/2046	49,377	0.0
194,893	(2),(5)	JP Morgan Mortgage Trust 2017-3 B1, 3.866%, 08/25/2047	190,358	0.1
98,555	(2),(5)	JP Morgan Mortgage Trust 2017-6 B3, 3.852%, 12/25/2048	91,888	0.0
36,677		Lehman XS Trust Series 2005-5N 1A2, 2.576%, (US0001M + 0.360%), 11/25/2035	33,232	0.0
57,793		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	50,754	0.0
23,711		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	21,909	0.0
87,427	(2),(5)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	87,298	0.0
98,916	(2),(5)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.508%, 02/25/2048	101,038	0.0
300,000	(2),(5)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	302,150	0.1
200,000	(2),(5)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	198,158	0.1
43,849	(5)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.129%, 10/25/2036	40,746	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
113,056		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.726%, (US0001M + 0.510%), 08/25/2045	$113,409	0.0
57,644		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.706%, (US0001M + 0.490%), 10/25/2045	58,464	0.0
49,327	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.914%, 08/25/2046	47,201	0.0
12,423	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.603%, 12/25/2036	12,189	0.0
56,683	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.162%, 04/25/2037	51,825	0.0
101,732	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.540%, 07/25/2037	84,667	0.0
219,371		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.805%, (12MTA + 0.960%), 08/25/2046	165,707	0.1
32,531		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.646%, (US0001M + 0.430%), 06/25/2037	27,319	0.0
40,867	(5)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.211%, 04/25/2036	38,308	0.0
49,531	(5)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.119%, 12/28/2037	48,529	0.0

	Total Collateralized Mortgage Obligations (Cost $13,802,519)		13,702,254	3.5

ASSET-BACKED SECURITIES: 3.2%
		Automobile Asset-Backed Securities: 0.1%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	100,057	0.0
59,123	(2)	OSCAR US Funding Trust 2014-1 A4, 2.550%, 12/15/2021	59,045	0.0
100,000	(2)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	99,719	0.0
150,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	149,637	0.1
30,000	(2)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,754	0.0
			438,212	0.1

		Home Equity Asset-Backed Securities: 0.1%
224,022	(5)	GSAA Home Equity Trust 2006-4 4A3, 3.853%, 03/25/2036	185,003	0.0
200,000	(5)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	207,959	0.1
			392,962	0.1

		Other Asset-Backed Securities: 2.7%
72,640	(2),(7)	Ajax Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	73,009	0.0
151,999	(2),(7)	Ajax Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	151,396	0.0
120,000	(2)	ALM VII R-2 Ltd. 2013-7R2A A2R, 4.339%, (US0003M + 2.000%), 10/15/2027	120,038	0.0
250,000	(2)	ALM VIII Ltd. 2013-8A A1R, 3.829%, (US0003M + 1.490%), 10/15/2028	250,072	0.1
194,069	(2),(5),(6),(8)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	–	–
100,000	(2)	Apidos CLO XVII 2014-17A A2R, 4.186%, (US0003M + 1.850%), 04/17/2026	100,025	0.0
130,000	(2)	Apidos CLO XVII 2014-17A BR, 4.836%, (US0003M + 2.500%), 04/17/2026	130,255	0.0
90,000	(2)	Apidos Clo XXV 2016-25A A1, 3.808%, (US0003M + 1.460%), 10/20/2028	90,017	0.0
300,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 3.569%, (US0003M + 1.230%), 01/15/2030	300,379	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(2)	Avery Point IV CLO Ltd. 2014-1A CR, 4.685%, (US0003M + 2.350%), 04/25/2026	$250,291	0.1
250,000	(2)	Babson CLO Ltd. 2014-IA BR, 4.548%, (US0003M + 2.200%), 07/20/2025	250,099	0.1
250,000	(2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.548%, (US0003M + 1.200%), 01/20/2031	247,801	0.1
250,000	(2)	BlueMountain CLO 2015-1A BR, 4.837%, (US0003M + 2.500%), 04/13/2027	250,850	0.1
80,000	(2)	Burnham Park Clo Ltd. 2016-1A A, 3.778%, (US0003M + 1.430%), 10/20/2029	80,125	0.0
250,000	(2)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.648%, (US0003M + 1.300%), 04/20/2031	250,495	0.1
500,000	(2)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.597%, (US0003M + 2.250%), 07/23/2030	500,410	0.1
220,000	(2)	Cedar Funding VI CLO Ltd. 2016-6A A1, 3.818%, (US0003M + 1.470%), 10/20/2028	220,018	0.1
100,000	(2)	Cent CLO 2014-22A A2AR, 4.293%, (US0003M + 1.950%), 11/07/2026	100,047	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 2.816%, (US0001M + 0.600%), 07/25/2033	16,015	0.0
250,000	(2)	CIFC Funding 2014-4A C1R, 4.986%, (US0003M + 2.650%), 10/17/2026	250,106	0.1
250,000	(2)	CIFC Funding 2016-1A A, 3.827%, (US0003M + 1.480%), 10/21/2028	250,503	0.1
96,500	(2)	DB Master Finance LLC 2015-1A A2II, 3.980%, 02/20/2045	96,623	0.0
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 3.528%, (US0003M + 1.180%), 10/20/2030	250,075	0.1
250,000	(2)	Dryden Senior Loan Fund 2017-47A A2, 3.689%, (US0003M + 1.350%), 04/15/2028	250,133	0.1
250,000	(2)	Dryden Senior Loan Fund 2017-47A C, 4.539%, (US0003M + 2.200%), 04/15/2028	250,770	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 3.598%, (US0003M + 1.250%), 01/20/2030	249,367	0.1
99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	99,074	0.0
250,000	(2)	Gilbert Park CLO Ltd. 2017-1A A, 3.529%, (US0003M + 1.190%), 10/15/2030	250,256	0.1
45,808	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	45,831	0.0
250,000	(2)	LCM XXIII Ltd. 23A A1, 3.748%, (US0003M + 1.400%), 10/20/2029	250,966	0.1
200,000	(2),(5)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	186,272	0.0
90,934	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	90,264	0.0
477,778	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	477,086	0.1
100,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	99,372	0.0
250,000	(2)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.668%, (US0003M + 1.320%), 03/17/2030	251,250	0.1
250,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.714%, (US0003M + 1.375%), 07/15/2029	249,627	0.1
130,000	(2)	OHA Loan Funding Ltd. 2015-1A AR, 3.724%, (US0003M + 1.410%), 08/15/2029	130,550	0.0
140,000	(2)	OHA Loan Funding Ltd. 2015-1A BR, 4.114%, (US0003M + 1.800%), 08/15/2029	140,043	0.0
250,000	(2)	Palmer Square CLO 2015-1A BR Ltd., 4.862%, (US0003M + 2.550%), 05/21/2029	250,952	0.1
250,000	(2)	Palmer Square CLO 2015-2A A1BR Ltd., 3.698%, (US0003M + 1.350%), 07/20/2030	250,603	0.1
100,000	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	100,018	0.0
300,000	(2)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	299,694	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
200,000	(2)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	$198,886	0.0
100,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	99,299	0.0
100,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	99,232	0.0
150,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	150,314	0.0
84,493	(2)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	84,504	0.0
170,000	(2)	Symphony CLO Ltd. 2012-9A AR, 3.789%, (US0003M + 1.450%), 10/16/2028	170,102	0.0
100,000	(2)	Symphony CLO Ltd. 2016-18A B, 4.147%, (US0003M + 1.800%), 01/23/2028	100,200	0.0
98,500	(2)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	98,672	0.0
24,625	(2)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	24,900	0.0
250,000	(2)	Thacher Park CLO Ltd. 2014-1A CR, 4.548%, (US0003M + 2.200%), 10/20/2026	250,115	0.1
250,000	(2)	THL Credit Wind River 2017-1A C CLO Ltd., 4.633%, (US0003M + 2.300%), 04/18/2029	250,546	0.1
250,000	(2)	THL Credit Wind River 2017-2A A CLO Ltd., 3.578%, (US0003M + 1.230%), 07/20/2030	250,218	0.1
210,000	(2)	Wind River CLO Ltd. 2016-2A A, 3.843%, (US0003M + 1.500%), 11/01/2028	210,065	0.0
250,000	(2)	Tiaa Clo III Ltd 2017-2A A, 3.489%, (US0003M + 1.150%), 01/16/2031	249,391	0.1
200,000	(2),(5)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	183,073	0.0
99,250	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	95,622	0.0
99,250	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	95,393	0.0
			10,761,309	2.7

		Student Loan Asset-Backed Securities: 0.3%
150,000	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	149,851	0.1
21,308	(2)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	21,215	0.0
48,325	(2)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	48,198	0.0
48,339	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	45,920	0.0
250,000	(2)	Navient Private Education Loan Trust 2014-AA A3, 3.758%, (US0001M + 1.600%), 10/15/2031	258,006	0.1
100,000	(2)	Navient Private Education Refi Loan Trust 2018-CA B, 4.220%, 06/16/2042	99,003	0.1
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	96,287	0.0
32,964	(2)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	32,305	0.0
100,000	(2),(5)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	96,344	0.0
100,000	(2),(5)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	97,065	0.0
100,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	97,488	0.0
			1,041,682	0.3

	Total Asset-Backed Securities (Cost $12,640,002)		12,634,165	3.2

FOREIGN GOVERNMENT BONDS: 0.4%
375,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	359,723	0.1
200,000	(3)	Brazilian Government International Bond, 4.625%, 01/13/2028	183,452	0.0
200,000		Colombia Government International Bond, 2.625%, 03/15/2023	190,575	0.1
100,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	100,625	0.0
100,000		Indonesia Government International Bond, 8.500%, 10/12/2035	137,182	0.0
41,000		Lebanon Government International Bond, 6.000%, 01/27/2023	34,822	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
50,000		Philippine Government International Bond, 9.500%, 02/02/2030	$74,151	0.0
200,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	200,172	0.1
200,000	(2)	Saudi Government International Bond, 4.000%, 04/17/2025	200,477	0.1
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	81,001	0.0
50,000		Uruguay Government International Bond, 4.375%, 10/27/2027	51,031	0.0
23,539		Uruguay Government International Bond, 7.625%, 03/21/2036	31,843	0.0

	Total Foreign Government Bonds (Cost $1,703,276)		1,645,054	0.4

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Bonds: 0.6%
2,536,000		3.125%, 05/15/2048	2,501,526	0.6
20,000		3.500%, 02/15/2039	21,074	0.0
			2,522,600	0.6

		U.S. Treasury Notes: 2.8%
87,000		1.250%, 08/31/2019	85,928	0.0
236,000		1.500%, 10/31/2019	233,068	0.1
112,000		1.875%, 07/31/2022	107,782	0.0
254,000	(3)	2.625%, 08/31/2020	253,122	0.1
1,901,000		2.750%, 09/30/2020	1,898,624	0.5
4,000		2.750%, 08/15/2021	3,986	0.0
1,282,000		2.750%, 09/15/2021	1,277,293	0.3
512,400		2.750%, 08/31/2023	508,006	0.1
908,000		2.875%, 09/30/2023	905,021	0.3
4,492,000		2.875%, 08/15/2028	4,424,532	1.1
1,051,000		3.000%, 09/30/2025	1,050,400	0.3
			10,747,762	2.8

	Total U.S. Treasury Obligations (Cost $13,410,731)		13,270,362	3.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.9%
		Federal Home Loan Mortgage Corporation: 1.8%(9)
18,710		2.500%, 05/01/2030	18,137	0.0
16,539		2.500%, 05/01/2030	16,052	0.0
25,720		2.500%, 06/01/2030	24,901	0.0
43,447		3.000%, 03/01/2045	41,792	0.0
40,958		3.000%, 03/01/2045	39,434	0.0
46,412		3.000%, 04/01/2045	44,619	0.0
731,130		3.000%, 10/01/2046	700,896	0.2
81,192		3.500%, 03/01/2045	80,189	0.0
3,825,000	(10)	3.500%, 10/01/2048	3,763,890	1.0
46,000	(10)	4.000%, 07/15/2040	46,451	0.0
271,843		4.000%, 12/01/2041	277,030	0.1
65,279		4.000%, 12/01/2042	66,625	0.0
14,260		4.000%, 09/01/2045	14,437	0.0
16,402		4.000%, 09/01/2045	16,612	0.0
14,697		4.000%, 09/01/2045	14,872	0.0
24,756		4.000%, 09/01/2045	25,057	0.0
262,014		4.500%, 08/01/2041	271,836	0.1
524,456		4.500%, 09/01/2041	546,856	0.1
1,001,000	(10)	4.500%, 11/01/2048	1,031,773	0.3
5,506		5.500%, 07/01/2037	5,920	0.0
4,146		6.500%, 12/01/2031	4,590	0.0
			7,051,969	1.8

		Federal National Mortgage Association: 2.5%(9)
30,359		2.500%, 05/01/2030	29,442	0.0
44,260		2.500%, 06/01/2030	42,922	0.0
67,211		2.500%, 06/01/2030	65,178	0.0
25,408		2.500%, 07/01/2030	24,640	0.0
195,595		3.000%, 08/01/2030	193,964	0.1
116,458		3.000%, 09/01/2030	115,299	0.0
217,766		3.000%, 07/01/2043	210,263	0.1
87,504		3.000%, 09/01/2043	84,492	0.0
26,700	(10)	3.000%, 10/01/2044	25,552	0.0
361,135		3.000%, 04/01/2045	347,593	0.1
219,369		3.000%, 07/01/2046	210,669	0.1
266,522		3.000%, 01/01/2047	255,373	0.1
116,560		3.500%, 10/01/2042	115,658	0.0
776,275		3.500%, 08/01/2046	767,099	0.2
29,549		4.000%, 07/01/2042	30,076	0.0
205,586		4.000%, 07/01/2042	209,256	0.1
4,102,000	(10)	4.000%, 10/01/2044	4,142,274	1.1
267,920		4.000%, 01/01/2045	273,813	0.1
63,489		4.000%, 06/01/2045	64,440	0.0
48,323		4.500%, 11/01/2040	50,313	0.0
126,152		4.500%, 10/01/2041	131,348	0.0
867,000	(10)	4.500%, 10/01/2048	894,534	0.2
34,061		5.000%, 06/01/2033	35,913	0.0
8,942		5.000%, 02/01/2036	9,502	0.0
3,515		5.000%, 07/01/2036	3,734	0.0
89,526		5.000%, 07/01/2037	95,098	0.0
144,632		5.000%, 11/01/2040	153,976	0.0
35,487		5.000%, 05/01/2041	37,643	0.0
98,041		5.000%, 06/01/2041	104,379	0.0
64,203		5.000%, 06/01/2041	68,353	0.0
795,394		5.000%, 08/01/2056	851,604	0.2
142,955		5.500%, 12/01/2036	154,595	0.1
3,570		7.000%, 06/01/2029	3,623	0.0
477		7.000%, 10/01/2029	524	0.0
1,523		7.000%, 01/01/2032	1,614	0.0
585		7.000%, 04/01/2032	604	0.0
453		7.000%, 05/01/2032	457	0.0
563		7.500%, 11/01/2029	567	0.0
939		7.500%, 10/01/2030	940	0.0
			9,807,324	2.5

		Government National Mortgage Association: 0.6%
63,113		4.000%, 11/20/2040	64,793	0.0
139,255		4.000%, 03/20/2046	142,145	0.1
1,193,000	(10)	4.000%, 11/01/2048	1,211,711	0.3
105,481		4.500%, 08/20/2041	110,610	0.0
698,722		4.500%, 09/15/2047	727,441	0.2
68,976	(5)	5.140%, 10/20/2060	70,049	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
65,308	(5)	5.310%, 10/20/2060	$66,250	0.0
			2,392,999	0.6

	Total U.S. Government Agency Obligations (Cost $19,488,840)		19,252,292	4.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.8%
70,000	(2)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.620%, (US0001M + 2.100%), 09/15/2035	70,131	0.0
90,000	(5)	BANK 2017-BNK7 C, 4.192%, 09/15/2060	86,967	0.0
260,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	254,019	0.1
100,000	(5)	BANK 2017-BNK8 B, 3.931%, 11/15/2050	99,052	0.0
3,000,000	(5),(6)	BANK 2017-BNK8 XB, 0.223%, 11/15/2050	43,604	0.0
2,180,000	(2),(5),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	84,236	0.0
100,000	(2)	BDS 2018-FL2 D, 4.708%, (US0001M + 2.550%), 08/15/2035	100,752	0.0
210,000	(2),(5)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.862%, 11/11/2041	212,687	0.1
260,000	(2),(5)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	266,212	0.1
80,000	(5)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.540%, 11/15/2050	78,627	0.0
824,404	(5),(6)	CD 2017-CD4 Mortgage Trust XA, 1.476%, 05/10/2050	66,775	0.0
5,387,153	(5),(6)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.925%, 12/10/2054	265,273	0.1
100,000	(5)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.263%, 11/10/2046	103,393	0.0
70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/2049	66,098	0.0
985,450	(5),(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.156%, 07/10/2049	109,393	0.1
1,333,780	(5),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.269%, 10/12/2050	95,291	0.0
80,000	(5)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	78,570	0.0
995,803	(5),(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.071%, 09/15/2050	64,261	0.0
1,479,121	(5),(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.761%, 06/10/2051	76,788	0.0
860,394	(5),(6)	COMM 2012-CR4 XA, 1.941%, 10/15/2045	47,937	0.0
2,380,000	(2),(5),(6)	COMM 2012-CR4 XB, 0.747%, 10/15/2045	55,384	0.0
4,126,728	(5),(6)	COMM 2013-CCRE13 XA, 1.022%, 11/10/2046	119,409	0.1
1,926,438	(5),(6)	COMM 2014-UBS3 XA, 1.440%, 06/10/2047	87,261	0.0
20,000	(5)	COMM 2016-COR1 C, 4.539%, 10/10/2049	19,717	0.0
1,603,084	(5),(6)	COMM 2016-CR28 XA, 0.706%, 02/10/2049	59,241	0.0
756,951	(5),(6)	COMM 2017-COR2 XA, 1.333%, 09/10/2050	62,275	0.0
500,000	(2)	CSWF 2018-TOP E, 4.313%, (US0001M + 2.250%), 08/15/2035	501,317	0.2
200,000	(2)	CSWF 2018-TOP F, 4.813%, (US0001M + 2.750%), 08/15/2035	200,714	0.1
110,000	(2),(5)	DBUBS 2011-LC1A E, 5.884%, 11/10/2046	113,591	0.1
100,000	(2),(5)	DBUBS 2011-LC2A D, 5.718%, 07/10/2044	102,939	0.0
130,000	(2),(5)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	109,576	0.1
110,000	(2),(5)	DBJPM 16-C3 Mortgage Trust, 3.634%, 08/10/2049	93,950	0.0
910,646	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.323%, 04/25/2021	22,559	0.0
678,486	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.549%, 05/25/2022	28,343	0.0
245,672	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.689%, 10/25/2018	589	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
397,910	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.625%, 12/25/2018	$733	0.0
953,024	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.627%, 03/25/2019	3,268	0.0
882,796	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.803%, 07/25/2019	5,855	0.0
1,010,156	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.444%, 11/25/2019	9,931	0.0
110,000	(2),(5)	FREMF Mortgage Trust 2012-K706 B, 4.172%, 11/25/2044	109,843	0.1
20,822,681	(2),(6)	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/2045	9,397	0.0
220,000	(2)	GPT 2018-GPP D Mortgage Trust, 4.008%, (US0001M + 1.850%), 06/15/2035	220,700	0.1
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.258%, (US0001M + 2.100%), 07/15/2035	99,195	0.0
100,000	(2),(5)	GS Mortgage Securities Trust 2010-C2 D, 5.354%, 12/10/2043	101,483	0.0
100,000	(2),(5)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	91,137	0.0
1,367,910	(5),(6)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.402%, 05/10/2045	62,867	0.0
2,371,860	(5),(6)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.789%, 08/10/2046	61,380	0.0
1,214,317	(5),(6)	GS Mortgage Securities Trust 2014-GC22 XA, 1.147%, 06/10/2047	48,209	0.0
1,932,390	(5),(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.712%, 11/10/2049	63,033	0.0
4,425	(2),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.954%, 05/15/2041	4,417	0.0
1,050,000	(2),(5),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.414%, 12/15/2047	13,631	0.0
100,000	(2),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	95,592	0.0
2,128,831	(5),(6)	JPMBB Commercial Mortgage Securities Trust 2013-C12 XA, 0.633%, 07/15/2045	41,420	0.0
210,000	(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 C, 5.265%, 11/15/2045	218,455	0.1
100,000	(2),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.265%, 11/15/2045	101,615	0.0
50,000	(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.050%, 01/15/2047	51,220	0.0
899,690	(5),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.278%, 04/15/2047	16,956	0.0
100,000	(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C24 D, 4.037%, 11/15/2047	88,820	0.0
150,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	117,071	0.1
938,729	(5),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.254%, 01/15/2048	39,180	0.0
396	(5)	LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/2040	396	0.0
538,947	(2),(5),(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.898%, 11/15/2038	1,105	0.0
2,393,936	(5),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.255%, 12/15/2047	95,414	0.0
100,000	(2),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, 4.860%, 08/15/2047	91,441	0.0
100,000	(2),(5)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	102,892	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
80,000	(2)	Morgan Stanley Capital I, Inc. 2017-JWDR A, 3.008%, (US0001M + 0.850%), 11/15/2034	$80,022	0.0
19,169	(2)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	18,968	0.0
80,000	(2)	SLIDE 2018-FUN D, 3.920%, (US0001M + 1.850%), 06/15/2031	80,299	0.0
130,000	(2)	SLIDE 2018-FUN E, 4.370%, (US0001M + 2.300%), 06/15/2031	130,566	0.1
60,000	(2)	SLIDE 2018-FUN F, 5.070%, (US0001M + 3.000%), 06/15/2031	60,300	0.0
100,000	(2)	TPG Real Estate Finance 2018-FL-1 C Issuer Ltd., 4.058%, (US0001M + 1.900%), 02/15/2035	100,656	0.0
1,317,196	(5),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.698%, 01/15/2059	96,841	0.0
100,000	(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.479%, 10/15/2050	96,976	0.0
1,695,113	(2),(5),(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.716%, 12/15/2045	88,759	0.0
1,709,167	(2),(5),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.003%, 08/15/2045	95,989	0.0
1,789,169	(2),(5),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.421%, 03/15/2048	80,066	0.0
240,000	(2),(5)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.112%, 06/15/2046	219,209	0.1
1,346,757	(5),(6)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.973%, 09/15/2046	37,134	0.0
140,000	(2),(5)	WFRBS Commercial Mortgage Trust 2014-LC14 D, 4.586%, 03/15/2047	127,090	0.1

	Total Commercial Mortgage-Backed Securities (Cost $7,273,128)		7,126,462	1.8

	Total Long-Term Investments (Cost $361,896,862)		375,053,578	95.8

SHORT-TERM INVESTMENTS: 7.6%
		Securities Lending Collateral(11): 0.7%
1,000,000		Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,000,185, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $1,020,001, due 07/31/20-05/15/28)	1,000,000	0.3
744,474		Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $744,625, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $759,364, due 11/15/42-08/15/44)	744,474	0.2
1,000,000		National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,020,001, due 11/29/18-09/09/49)	1,000,000	0.2
			2,744,474	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 6.9%
7,274,488	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%	7,274,488	1.9
19,687,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%	19,687,000	5.0
	Total Mutual Funds (Cost $26,961,488)		26,961,488	6.9

	Total Short-Term Investments (Cost $29,705,962)		29,705,962	7.6

	Total Investments in Securities (Cost $391,602,824)		$404,759,540	103.4
	Liabilities in Excess of Other Assets		(13,210,015)	(3.4)
	Net Assets		$391,549,525	100.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2018.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(10)	Settlement is on a when-issued or delayed-delivery basis.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,458,802	$2,217,919	$–	$9,676,721
Consumer Discretionary	12,804,820	4,275,968	–	17,080,788
Consumer Staples	7,202,880	4,876,423	–	12,079,303
Energy	7,586,348	2,709,941	–	10,296,289
Financials	17,641,383	8,823,297	–	26,464,680
Health Care	18,099,040	5,095,724	–	23,194,764
Industrials	13,681,706	7,531,039	–	21,212,745
Information Technology	28,771,509	2,892,041	–	31,663,550
Materials	3,576,130	3,378,852	–	6,954,982
Real Estate	4,901,067	1,555,328	–	6,456,395
Utilities	4,276,660	1,350,099	–	5,626,759

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Total Common Stock	126,000,345	44,706,631	–	170,706,976
Exchange-Traded Funds	$85,030,098	$–	$–	$85,030,098
Mutual Funds	18,777,883	–	–	18,777,883
Preferred Stock	42,249	256,997	–	299,246
Corporate Bonds/Notes	–	32,608,786	–	32,608,786
Collateralized Mortgage Obligations	–	13,702,254	–	13,702,254
U.S. Treasury Obligations	–	13,270,362	–	13,270,362
Foreign Government Bonds	–	1,645,054	–	1,645,054
Asset-Backed Securities	–	12,634,165	–	12,634,165
Commercial Mortgage-Backed Securities	–	7,126,462	–	7,126,462
U.S. Government Agency Obligations	–	19,252,292	–	19,252,292
Short-Term Investments	26,961,488	2,744,474	–	29,705,962
Total Investments, at fair value	$256,812,063	$147,947,477	$–	$404,759,540
Other Financial Instruments+
Centrally Cleared Swaps	–	244,454	–	244,454
Forward Foreign Currency Contracts	–	104,325	–	104,325
Futures	297,839	–	–	297,839
Total Assets	$257,109,902	$148,296,256	$–	$405,406,158
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(203,294)	$–	$(203,294)
Forward Foreign Currency Contracts	–	(23,385)	–	(23,385)
Forward Premium Swaptions	–	(7,398)	–	(7,398)
Futures	(1,028,692)	–	–	(1,028,692)
Total Liabilities	$(1,028,692)	$(234,077)	$–	$(1,262,769)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$-	$1,535,960	$-	$(214,763)	$1,321,197	$35,962	$-	$-
Voya Floating Rate Fund Class P	12,915,812	580,584	(1,751,936)	15,418	11,759,878	463,103	9,467	-
Voya High Yield Bond Fund - Class P	17,250,287	741,349	(17,754,816)	(236,820)	-	551,122	(257,484)	-
	$30,166,099	$2,857,893	$(19,506,752)	$(436,165)	$13,081,075	$1,050,187	$(248,017)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP 289,568,014	USD 96,884	Barclays Bank PLC	10/05/18	$853
IDR 1,815,623,720	USD 121,911	Barclays Bank PLC	10/05/18	(126)
MYR 317,910	USD 76,957	Barclays Bank PLC	10/05/18	(143)
HUF 25,907,307	USD 93,500	Barclays Bank PLC	10/05/18	(441)
PLN 33,526	USD 9,000	Barclays Bank PLC	10/05/18	94
TRY 60,319	USD 9,000	Barclays Bank PLC	10/05/18	975
CLP 164,135,918	USD 247,917	Barclays Bank PLC	10/05/18	1,613
RUB 1,287,337	USD 19,000	Barclays Bank PLC	10/05/18	644
ZAR 274,716	USD 19,000	Barclays Bank PLC	10/05/18	419
COP 97,448,390	USD 32,171	Barclays Bank PLC	10/05/18	721
USD 104,196	HUF 28,641,726	Barclays Bank PLC	10/05/18	1,315
CZK 2,134,158	USD 96,500	Barclays Bank PLC	10/05/18	(321)
USD 34,906	RON 139,835	Barclays Bank PLC	10/05/18	24
USD 563,935	RUB 36,040,578	Barclays Bank PLC	10/05/18	13,970
USD 164,907	COP 478,241,225	Barclays Bank PLC	10/05/18	3,487
USD 200,515	PLN 739,578	Barclays Bank PLC	10/05/18	(99)
USD 154,757	HUF 42,700,318	Barclays Bank PLC	10/05/18	1,378
USD 127,069	ZAR 1,710,497	Barclays Bank PLC	10/05/18	6,160
USD 112,516	THB 3,724,404	Barclays Bank PLC	10/05/18	(2,659)
USD 124,843	MYR 503,680	Barclays Bank PLC	10/05/18	3,143
MYR 185,771	USD 46,000	Barclays Bank PLC	10/05/18	(1,113)
USD 119,631	IDR 1,815,623,720	Barclays Bank PLC	01/11/19	(139)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 76,845	MYR 317,910	Barclays Bank PLC	01/11/19	$141
USD 96,440	COP 289,568,014	Barclays Bank PLC	01/11/19	(1,040)
USD 9	PEN 29	BNP Paribas	10/05/18	–
IDR 137,065,768	USD 9,000	BNP Paribas	10/05/18	194
RUB 617,143	USD 9,000	BNP Paribas	10/05/18	417
ZAR 139,659	USD 9,000	BNP Paribas	10/05/18	872
IDR 339,930,570	USD 23,179	BNP Paribas	10/05/18	(378)
PEN 256,204	USD 77,298	BNP Paribas	10/05/18	235
USD 84,000	CZK 1,905,568	BNP Paribas	10/05/18	(1,877)
USD 150,000	BRL 580,170	BNP Paribas	10/05/18	6,376
USD 9,000	PHP 485,529	BNP Paribas	10/05/18	16
PLN 393,762	USD 108,034	Citibank N.A.	10/05/18	(1,224)
RON 139,836	USD 35,430	Citibank N.A.	10/05/18	(548)
CZK 420,391	USD 19,000	Citibank N.A.	10/05/18	(55)
HUF 7,878,567	USD 28,000	Citibank N.A.	10/05/18	300
MXN 175,575	USD 9,000	Citibank N.A.	10/05/18	377
MXN 361,111	USD 19,000	Citibank N.A.	10/05/18	286
USD 301,275	BRL 1,128,185	Citibank N.A.	10/05/18	21,987
BRL 317,561	USD 79,783	Citibank N.A.	10/05/18	(1,169)
USD 56,389	TRY 295,728	Citibank N.A.	10/05/18	7,485
USD 35,363	RON 139,835	Citibank N.A.	01/11/19	539
USD 108,319	PLN 393,762	Citibank N.A.	01/11/19	1,215
BRL 291,997	USD 70,500	Goldman Sachs International	10/05/18	1,785
HUF 11,647,597	USD 42,537	Goldman Sachs International	10/05/18	(699)
RUB 5,366,380	USD 81,355	Goldman Sachs International	10/05/18	534
COP 8,162,189	USD 2,749	Goldman Sachs International	10/05/18	6
USD 29,929	CZK 648,982	Goldman Sachs International	10/05/18	682
ZAR 1,579,219	USD 110,836	Goldman Sachs International	10/05/18	793
TRY 235,409	USD 37,700	Goldman Sachs International	10/05/18	1,229
USD 388,393	MXN 7,276,651	Goldman Sachs International	10/05/18	(236)
HUF 25,908,572	USD 93,500	Goldman Sachs International	10/05/18	(437)
PEN 292,932	USD 88,754	Goldman Sachs International	10/05/18	(106)
BRL 293,541	USD 70,500	Goldman Sachs International	10/05/18	2,168
BRL 317,561	USD 79,755	Goldman Sachs International	10/05/18	(1,141)
IDR 339,930,570	USD 23,181	Goldman Sachs International	10/05/18	(380)
PHP 5,649	USD 104	Goldman Sachs International	10/05/18	–
BRL 525,208	USD 129,649	Goldman Sachs International	10/05/18	369
USD 45,252	IDR 658,137,657	Goldman Sachs International	10/05/18	1,106
PEN 278,796	USD 84,000	Goldman Sachs International	10/05/18	370
USD 74,712	CLP 49,694,216	Goldman Sachs International	10/05/18	(836)
USD 9,000	BRL 37,514	Goldman Sachs International	10/05/18	(287)
CZK 648,982	USD 30,129	Goldman Sachs International	01/11/19	(681)
USD 80,557	RUB 5,366,380	Goldman Sachs International	01/11/19	(469)
USD 35,382	TRY 235,409	Goldman Sachs International	01/11/19	(1,140)
USD 103	PHP 5,649	Goldman Sachs International	01/11/19	(1)
USD 128,529	BRL 525,208	Goldman Sachs International	01/11/19	(409)
CLP 49,694,216	USD 74,741	Goldman Sachs International	01/11/19	869
USD 42,858	HUF 11,647,597	Goldman Sachs International	01/11/19	667
USD 109,423	ZAR 1,579,219	Goldman Sachs International	01/11/19	(744)
MXN 2,174,541	USD 115,320	HSBC Bank USA N.A.	10/05/18	817
THB 3,724,404	USD 114,894	HSBC Bank USA N.A.	10/05/18	280
USD 28,000	PEN 92,673	HSBC Bank USA N.A.	10/05/18	(45)
PEN 29,774	USD 9,000	HSBC Bank USA N.A.	10/05/18	10
MXN 4,565,425	USD 237,518	HSBC Bank USA N.A.	10/05/18	6,311
USD 177,066	CLP 114,441,702	HSBC Bank USA N.A.	10/05/18	3,084
USD 267,556	PEN 876,680	HSBC Bank USA N.A.	10/05/18	2,253
PHP 479,880	USD 8,904	HSBC Bank USA N.A.	10/05/18	(24)
USD 45,248	IDR 658,137,657	HSBC Bank USA N.A.	10/05/18	1,103
USD 45,252	IDR 658,137,657	HSBC Bank USA N.A.	10/05/18	1,106
USD 45,251	IDR 658,137,657	HSBC Bank USA N.A.	10/05/18	1,106
USD 113,575	MXN 2,174,541	HSBC Bank USA N.A.	01/11/19	(798)
USD 115,303	THB 3,724,404	HSBC Bank USA N.A.	01/11/19	(254)
PEN 111,676	USD 33,829	JPMorgan Chase Bank N.A.	10/05/18	(33)
USD 19,000	ZAR 283,097	JPMorgan Chase Bank N.A.	10/05/18	(1,011)
RUB 14,384,859	USD 220,698	JPMorgan Chase Bank N.A.	10/05/18	(1,191)
RUB 14,384,859	USD 220,639	JPMorgan Chase Bank N.A.	10/05/18	(1,131)
USD 33,695	PEN 111,676	JPMorgan Chase Bank N.A.	01/11/19	24

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN 312,290	USD 82,948	Toronto Dominion Securities	10/05/18	$1,763
COP 83,062,632	USD 27,382	Toronto Dominion Securities	10/05/18	654
				$80,940

At September 30, 2018, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	181	12/21/18	$15,392,240	$(228,404)
S&P 500® E-Mini	114	12/21/18	16,638,300	171,496
U.S. Treasury 10-Year Note	30	12/19/18	3,563,438	(48,670)
U.S. Treasury 2-Year Note	62	12/31/18	13,065,531	(36,616)
U.S. Treasury 5-Year Note	3	12/31/18	337,430	(2,959)
U.S. Treasury Long Bond	12	12/19/18	1,686,000	(52,147)
U.S. Treasury Ultra Long Bond	22	12/19/18	3,394,188	(132,631)
			$54,077,127	$(329,931)
Short Contracts:
Mini MSCI Emerging Markets Index	(308)	12/21/18	(16,165,380)	(527,265)
U.S. Treasury Ultra 10-Year Note	(57)	12/19/18	(7,182,000)	126,343
			$(23,347,380)	$(400,922)

At September 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD	1,701,000	$(83,111)	$(83,111)
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD	58,000	(3,691)	(3,691)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	612,000	(49,530)	(49,530)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	729,000	(66,962)	(66,962)
Receive	3-month USD-LIBOR	Quarterly	1.036	Semi-Annual	10/13/18	USD	3,984,000	2,300	2,300
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	7,138,000	86,736	86,736
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD	715,000	21,723	21,723
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	221,000	21,498	21,498
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	1,071,000	112,197	112,197
								$41,160	$41,160

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/(Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	2,150,000	$(115,025)	$(1,527)
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	3,055,000	(161,533)	(21)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	2,150,000	(116,531)	(3,090)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	2,150,000	(115,186)	(1,650)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	3,395,000	(180,614)	(1,110)
								$(688,889)	$(7,398)

Currency Abbreviations

BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$104,325
Equity contracts	Futures contracts	171,496
Interest rate contracts	Futures contracts	126,343
Interest rate contracts	Interest rate swaps	244,454
Total Asset Derivatives		$646,618

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$23,385
Interest rate contracts	Forward premium swaptions	7,398
Equity contracts	Futures contracts	755,669
Interest rate contracts	Futures contracts	273,023
Interest rate contracts	Interest rate swaps	203,294
Total Liability Derivatives		$1,262,769

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Toronto Domonion Securities	Totals
Assets:
Forward foreign currency contracts	$-	$34,937	$8,110	$32,189	$10,578	$16,070	$24	$-	$2,417	$104,325
Total Assets	$-	$34,937	$8,110	$32,189	$10,578	$16,070	$24	$-	$2,417	$104,325

Liabilities:
Forward foreign currency contracts	$-	$6,081	$2,255	$2,996	$7,566	$1,121	$3,366	$-	$-	$23,385
Forward premium swaptions	1,527	21	-	-	-	-	-	5,850	-	7,398
Total Liabilities	$1,527	$6,102	$2,255	$2,996	$7,566	$1,121	$3,366	$5,850	$-	$30,783

Net OTC derivative instruments by counterparty, at fair value	$(1,527)	$28,835	$5,855	$29,193	$3,012	$14,949	$(3,342)	$(5,850)	$2,417	$73,542

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(1,527)	$28,835	$5,855	$29,193	$3,012	$14,949	$(3,342)	$(5,850)	$2,417	$73,542

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $392,848,985.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$23,063,640
Gross Unrealized Depreciation	(11,685,752)

Net Unrealized Appreciation	$11,377,888

Item 2. Controls and Procedures.

(a)       Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018